OTHER LIABILITIES - Other Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Basic Plan
Details of other plans
Percentage of Agnico Eagle's contribution for employees to a defined contribution plan (as a percent)	5.00%
Agnico Eagle's contribution amount to a defined contribution plan	$ 10.6	$ 9.7
Supplemental Plan
Details of other plans
Agnico Eagle's contribution amount to a defined contribution plan	$ 1.4	1.4
Percentage of Agnico Eagle's contribution for designated executives to a defined contribution plan (as a percent)	10.00%
Net contribution plan liability in relation to plan	$ 8.2	7.1
Key management personnel | Basic Plan
Details of other plans
Agnico Eagle's contribution amount to a defined contribution plan	0.2	0.2
Key management personnel | Supplemental Plan
Details of other plans
Agnico Eagle's contribution amount to a defined contribution plan	$ 1.0	$ 0.9